Subsequent Event (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands				12 Months Ended
	Mar. 23, 2022	Mar. 01, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Proposed dividend, per share				¥ 0.10	¥ 0.10
Proposed dividend, amount				¥ 1,082,381	¥ 1,082,381
Dividend Declared [Member]
Subsequent Event [Line Items]
Proposed dividend, per share	¥ 0.1
Proposed dividend, amount	¥ 1,082,381
Bonds Issued [Member] | One Point Five Billion Bonds Maturing On Eighteenth Of May Two Thousand And Twenty Two Issued To Institutional Investors [Member]
Subsequent Event [Line Items]
Debt instrument face value			¥ 1,500,000
Borrowings Interest Rate			2.35%
Borrowings maturity			18 May 2022
Bonds Issued [Member] | One Point Five Billion Bonds Maturing On Fifth Of July Two Thousand And Twenty Two Issued To Institutional Investors
Subsequent Event [Line Items]
Debt instrument face value		¥ 1,500,000
Borrowings Interest Rate		2.01%
Borrowings maturity		5 July 2022